Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total Debt, non-current	$ 139,265	$ 133,252	$ 24,574
Credit facility | Hercules Credit Facility
Debt Instrument [Line Items]
Total Debt, non-current		0	9,640
Credit facility | Senior Credit Facility
Debt Instrument [Line Items]
Total Debt, non-current	16,829	16,809	14,934
PPP loan
Debt Instrument [Line Items]
Total Debt, non-current	10,000	10,000	0
Convertible Notes
Debt Instrument [Line Items]
Total Debt, non-current	$ 112,436	$ 106,443	$ 0